Investments (Tables)	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Debt securities, Held-to-maturity	HTM debt securities are classified as short-term or long-term based upon the contractual maturity of the underlying investment.

	December 31, 2023
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Accrued Interest
Short-term
US Treasury bills and notes	20,423	6	$—	$20,429	$14
Corporate debt securities	21,736	14	(33)	21,717	209
Yankee debt securities	3,000	—	(8)	2,992	43
Total debt securities due within a year	$45,159	$20	$(41)	$45,138	$266

Total HTM Debt Securities	45,159	20	(41)	45,138	266

Investments
The Company’s equity investments consisted of the following (in thousands):

	As of
	December 31, 2023	December 31, 2022
Equity Method Investment in LanzaJet	$7,066	$10,561
Equity Security Investment in SGLT	14,990	14,990
Total Investment	$22,056	$25,551
The following table presents summarized aggregated financial information of the equity method investments:

	Year Ended December 31,
	2023	2022	2021
Selected Statement of Operations Information(1):
Revenues	4,542	40,985	40,244
Gross profit	2,526	7,319	(5,703)
Net loss	(14,881)	(6,221)	(9,695)
Net loss attributable to the Company	(3,432)	(1,422)	(1,606)

	Year Ended December 31,
	2023	2022
Selected Balance Sheet Information(2):
Current assets	79,843	72,711
Non-current assets	185,720	114,736
Current liabilities	44,145	15,534
Non-current liabilities	175,899	114,934
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(1)As of September 30, 2022 the Company no longer accounts for the investment in SGLT under the equity method. As such, the 2022 income statement amounts reflect SGLT activity for the nine months ended September 30, 2022 and LanzaJet activity for the year ended December 31, 2022. The 2023 income statement amounts reflect LanzaJet activity for the year ended December 31, 2023.
(2)The balance sheet information reflects LanzaJet as of December 31, 2023 and 2022.